Schedule of Investments (unaudited)
June 30, 2026
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 Franklin California Municipal Income ETF

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 93.5%
California — 90.9%
Alameda, CA, Corridor Transportation Authority Revenue, Convertible CAB, Series A, Refunding Step bond (0.000% to 10/1/37 then 5.375%)	0.000%	10/1/49	$10,000,000	$6,062,068
Burbank-Glendale-Pasadena, CA, Airport Authority Revenue:
Series A, Refunding, AG	4.375%	7/1/56	2,500,000	2,518,159
Series B	5.250%	7/1/49	1,500,000	1,584,131 (a)
Series B, AG	4.500%	7/1/54	2,000,000	1,983,824 (a)
California County Tobacco Securitization Agency, Tobacco Settlement Revenue:
CAB, Series B, Refunding	0.000%	6/1/55	7,295,000	1,515,028
Refunding	5.000%	6/1/40	5,000,000	4,950,386
Series B, Refunding	5.000%	6/1/50	665,000	626,030
California Municipal Finance Authority:
Special Finance Agency I, Essential Housing Revenue, Mix at CTR City, Social Bonds, Series A	4.000%	4/1/56	3,500,000	2,777,423 (b)
Special Finance Agency VII, Essential Housing Revenue, Breakwater Apartments, Senior Bonds, Series 2021 A-1	3.000%	8/1/56	2,000,000	1,421,258 (b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series B	5.000%	11/1/35	2,595,000	2,782,053 (c)(d)
Clean Energy Project, Green Bonds, Series B	5.000%	3/1/36	3,380,000	3,527,675
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/33	2,500,000	2,623,241 (c)(d)
Clean Energy Project, Green Bonds, Series D	5.000%	9/1/32	12,610,000	13,659,940 (c)(d)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	6,830,000	7,281,328 (c)(d)
Clean Energy Project, Green Bonds, Series F	5.000%	11/1/32	5,000,000	5,312,721 (c)(d)
Clean Energy Project, Green Bonds, Series G	5.000%	12/1/35	2,200,000	2,393,335
California State Community College Financing Authority Revenue:
Orange Coast College Project, Series 2018	5.000%	5/1/31	825,000	850,604
Orange Coast College Project, Series 2018	5.000%	5/1/33	600,000	616,791
Orange Coast College Project, Series 2018	5.000%	5/1/34	800,000	821,045
Orange Coast College Project, Series 2018	5.000%	5/1/37	1,000,000	1,021,412
Orange Coast College Project, Series 2018	5.250%	5/1/43	500,000	508,832
California State Community Housing Agency Essential Housing Revenue:
Aster, Senior Bonds, Series A-1	4.000%	2/1/56	1,100,000	941,580 (b)
Fountains at Emerald Park, Series A	3.000%	8/1/56	7,775,000	5,496,248 (b)
The Arbors, Series A	5.000%	8/1/50	4,350,000	4,175,834 (b)
California State EFA Revenue:
University of Pacific	5.000%	11/1/53	4,000,000	4,174,302
University of Redlands, Series A, Refunding	5.000%	10/1/35	1,000,000	1,000,217
University of Redlands, Series A, Refunding	5.000%	10/1/37	425,000	425,291
California State Enterprise Development Authority Revenue:
Milken Community School Project, Series B	5.000%	7/1/36	1,000,000	1,131,289
Provident Group - Pomona Properties LLC Project, Series A, Refunding	5.000%	1/15/39	650,000	689,570
Provident Group - Pomona Properties LLC Project, Series A, Refunding	5.000%	1/15/45	1,000,000	1,026,866
Provident Group - SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/40	1,000,000	1,031,969
Provident Group - SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/57	400,000	402,993
See Notes to Schedule of Investments.

Franklin California Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State Health Facilities Financing Authority Revenue:
Episcopal Communities & Services, Series B	5.000%	11/15/38	$1,500,000	$1,609,448
Episcopal Communities & Services, Series B	5.000%	11/15/43	1,500,000	1,575,824
Episcopal Communities & Services, Series B	5.250%	11/15/53	1,000,000	1,027,610
Episcopal Communities & Services, Series B	5.250%	11/15/58	1,500,000	1,537,204
LA BioMed, Series 2018	5.000%	9/1/37	1,845,000	1,873,425
LA BioMed, Series 2018	5.000%	9/1/43	2,730,000	2,741,768
LA BioMed, Series 2018	5.000%	9/1/48	4,850,000	4,755,632
California State HFA Revenue:
San Regis Apartments, Series U-1	5.800%	4/1/36	1,802,000	1,799,062 (b)
Series A	4.250%	1/15/35	2,477,687	2,570,758
Series L	5.200%	12/1/27	3,250,000	3,287,459 (b)
California State Infrastructure & Economic Development Bank Revenue:
Adventist Health Energy Projects, Series A	5.250%	7/1/49	2,000,000	2,076,402
Science Center Phase III Project, Sustainability Bonds, Series B	4.000%	5/1/51	1,250,000	1,186,406
Senior National Charter School Revolving Loan, Series B	5.000%	11/1/47	2,300,000	2,381,690
Senior National Charter School Revolving Loan, Series B	5.000%	11/1/54	1,250,000	1,280,609
Senior National Charter School Revolving Loan, Series B	5.000%	11/1/57	5,000,000	5,085,155
Senior National Charter School Revolving Loan, Series B	5.000%	11/1/59	1,000,000	1,020,776
Wonderful Foundations Charter School Projects, Series 2021	5.000%	1/1/56	1,740,000	1,535,746 (b)
Wonderful Foundations Charter School Projects, Unrefunded	4.125%	1/1/35	455,000	439,371 (b)
Wonderful Foundations Charter School Projects, Unrefunded	5.000%	1/1/55	2,920,000	2,593,502 (b)
California State MFA Educational Facilities Revenue, Westside Neighborhood School Project, Series 2024	6.375%	6/15/64	2,000,000	2,119,496 (b)
California State MFA Revenue:
Ascent 613 Project, Series A	5.000%	1/1/38	1,000,000	1,026,821 (b)
Ascent 613 Project, Series A	5.250%	1/1/45	1,000,000	1,023,711 (b)
Ascent 613 Project, Series A	5.375%	1/1/55	1,000,000	1,013,459 (b)
Bay Village Apartments Series A	6.200%	11/1/37	4,000,000	4,075,874
Bayside Apartment Homes, Series A	6.375%	8/1/37	3,200,000	3,316,859 (b)
Bethany Home Project, CMI	5.000%	11/15/42	5,500,000	5,921,961
California Institute of the Arts, Series 2021	3.000%	10/1/41	960,000	788,376
Caritas Project, Social Bonds, Series A	5.250%	8/15/53	900,000	928,452
Caritas Project, Social Bonds, Series A	5.250%	8/15/58	800,000	823,266
Caritas Project, Social Bonds, Series A, Refunding	5.000%	8/15/49	1,225,000	1,256,970
Caritas Project, Social Bonds, Series A, Refunding	5.000%	8/15/54	1,800,000	1,833,412
Caritas Project, Social Bonds, Series A, Refunding	5.000%	8/15/59	2,850,000	2,894,532
CHF-Davis I, LLC, UCR Dundee-Glasgow Student Housing Project, Series 2018	5.000%	5/15/40	500,000	510,899
CHF-Davis II, LLC, Orchard Park Student Housing Project, Series 2021, BAM	3.000%	5/15/51	9,250,000	7,184,609
Community Medical Centers, Series A, Refunding	5.000%	2/1/47	3,400,000	3,405,748
Copper Creek Apartments, Series A	6.000%	6/1/36	1,800,000	1,811,942 (b)(c)(d)
Gibson Drive Apartments Project, Series A, FNMA - Collateralized	4.450%	12/1/42	5,000,000	5,062,539
Hancock Terrace Apartments, Series A	6.000%	2/1/36	2,800,000	2,791,523 (c)(d)
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/44	5,000,000	4,783,287
See Notes to Schedule of Investments.

Franklin California Municipal Income ETF 2026 Quarterly Report

 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Mt. San Antonio Gardens Project, Series A	4.000%	11/15/42	$295,000	$286,433
Mt. San Antonio Gardens Project, Series A	4.000%	11/15/52	750,000	644,444
Mt. San Antonio Gardens Project, Series A	4.000%	11/15/56	750,000	631,899
Palomar Health, COP, Series A, Refunding, AG	5.250%	11/1/52	6,000,000	6,087,368
PRS-California Obligated Group Projects, Series A, Refunding	5.000%	4/1/49	2,100,000	2,153,745
Saint Ignatius College Preparatory, Series A	5.000%	9/1/54	3,000,000	3,140,768
SFMTA Potrero Yard Modernization Project, Series A	5.250%	9/1/51	1,250,000	1,350,519
Terry Manor Apartments, Series A, FNMA - Collateralized HUD Section 8	4.200%	8/1/40	7,380,000	7,524,082
Turning Point School, Refunding	5.500%	6/1/54	1,085,000	1,043,024 (b)
Woodchase Apartment Homes, Series A	6.100%	12/1/37	1,500,000	1,512,941
California State MFA Special Finance Agency Essential Housing Revenue, The Breakwater Apartments, Series 2021 A-1	3.000%	8/1/56	2,500,000	1,758,059 (b)
California State MFA, Special Tax Revenue:
Esplanade at Turkey Creek, Series 2025	5.000%	9/1/40	600,000	627,104
Improvement Area One, Series 2024	5.000%	9/1/39	400,000	419,997
Improvement Area One, Series 2024	5.000%	9/1/39	575,000	602,540
Improvement Area One, Series 2024	5.000%	9/1/44	750,000	778,149
Improvement Area One, Series 2024	5.000%	9/1/44	900,000	933,054
Improvement Area One, Series 2024	5.000%	9/1/49	1,250,000	1,276,782
Improvement Area One, Series 2024	5.000%	9/1/49	785,000	804,884
Improvement Area One, Series 2024	5.000%	9/1/54	750,000	759,801
Improvement Area One, Series 2025	5.000%	9/1/40	465,000	485,356
Improvement Area Two, Series 2025	5.000%	9/1/40	225,000	235,489
Series A	5.000%	9/1/48	375,000	383,640
Series A	5.000%	9/1/51	1,430,000	1,442,279
Series A	5.125%	9/1/54	1,000,000	1,022,403
Series B	4.000%	9/1/35	660,000	664,381
Series B	5.000%	9/1/40	750,000	797,134
Series B	5.000%	9/1/40	300,000	315,606
Series B	5.500%	9/1/43	600,000	639,497
Series B	5.750%	9/1/53	1,850,000	1,958,834
California State PCFA Water Furnishing Revenue:
Poseidon Resources Desalination Project	5.000%	11/21/45	10,000,000	10,022,470 (a)(b)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	2,250,000	2,313,464 (b)
San Diego County Water Authority Desalination Project, Refunding	5.000%	11/21/45	2,140,000	2,189,902 (b)
California State School Finance Authority Revenue:
Alliance for College Ready Public Schools Project, Series A, Refunding	5.000%	7/1/51	1,570,000	1,558,712 (b)
Aspire Public School, Series A	5.000%	8/1/42	1,000,000	1,004,766 (b)
Aspire Public School, Series A	5.000%	8/1/50	3,000,000	2,869,394 (b)
Aspire Public School, Series A	5.000%	8/1/61	2,365,000	2,236,253 (b)
Classical Academy, Series A	5.000%	10/1/40	215,000	217,066 (b)
Community High School Foundation Inc., Series 2017	5.000%	6/1/53	1,250,000	1,275,229 (b)(e)
Community High School Foundation Inc., Series 2017, Unrefunded	5.000%	6/1/47	470,000	450,999 (b)
Community High School Foundation Inc., Series 2017, Unrefunded	5.000%	6/1/53	1,100,000	1,014,625 (b)
Fortune School of Education, Series A	5.125%	6/1/59	1,500,000	1,257,383 (b)
Granada Hills Charter, Series A	5.000%	7/1/64	1,500,000	1,395,607 (b)
See Notes to Schedule of Investments.

Franklin California Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Green Dot Public Schools, Series A	5.000%	8/1/38	$1,000,000	$1,014,118 (b)
Green Dot Public Schools, Series A	5.000%	8/1/48	5,250,000	5,216,691 (b)
Green Dot Public Schools, Series A, Refunding	5.750%	8/1/52	1,500,000	1,548,965 (b)
Hawking Steam Charter School Project	5.500%	7/1/62	1,000,000	1,006,445 (b)
KIPP LA Project, Series A	5.000%	7/1/45	1,500,000	1,500,262 (b)
Larchmont Charter School Project, Series 2026	5.750%	6/1/46	295,000	309,411 (b)
Vista Charter Public School, Series A	4.000%	6/1/61	3,000,000	2,295,342 (b)
California State, GO, Various Purpose, Refunding	5.000%	10/1/45	5,575,000	6,061,592
California Statewide CDA Community Improvement Authority Essential Housing Revenue:
Anaheim Social Bond, Series A-2	3.250%	4/1/57	3,000,000	2,246,654 (b)
City of Orange, Social Bond, Series A-2	3.000%	3/1/57	8,110,000	5,742,984 (b)
Dublin, Social Bonds, Series A	3.000%	2/1/57	7,800,000	5,654,979 (b)
Jefferson-Anaheim, Social Bonds	2.875%	8/1/41	1,930,000	1,805,578 (b)
Jefferson-Anaheim, Social Bonds	3.125%	8/1/56	2,775,000	2,117,264 (b)
Parallel-Anaheim, Social Bonds, Series A	4.000%	8/1/56	3,185,000	2,896,971 (b)
Pasadena, Social Bonds	2.650%	12/1/46	1,300,000	1,150,696 (b)
Pasadena, Social Bonds	3.000%	12/1/56	3,350,000	2,444,008 (b)
California Statewide CDA Revenue:
Baptist University, Series A, Refunding	5.000%	11/1/32	720,000	725,488 (b)
Baptist University, Series A, Refunding	5.000%	11/1/41	1,535,000	1,527,636 (b)
Community Infrastructure Program, Series B-1	5.000%	9/2/44	1,890,000	1,971,482
Community Infrastructure Program, Series B-1	5.000%	9/2/49	1,685,000	1,716,527
Front Porch Communities & Services, Series A, Refunding	4.000%	4/1/47	1,815,000	1,649,632
Lancer Educational Student Housing Project, Series A	3.000%	6/1/29	285,000	279,449 (b)
Lancer Educational Student Housing Project, Series A	5.000%	6/1/34	375,000	385,436 (b)
Lancer Educational Student Housing Project, Series A	5.000%	6/1/39	475,000	482,316 (b)
Lancer Educational Student Housing Project, Series A	5.000%	6/1/51	1,440,000	1,438,337 (b)
Loma Linda University Medical Center, Series A	5.250%	12/1/56	2,000,000	2,000,482 (b)
Methodist Hospital of Southern California	4.250%	1/1/43	3,450,000	3,459,195
Methodist Hospital of Southern California	5.000%	1/1/43	2,195,000	2,245,934
Methodist Hospital of Southern California	5.000%	1/1/48	5,000,000	5,083,788
Santa Lucia Townhomes, Series E-1	5.800%	6/1/36	1,600,000	1,582,293 (b)
Series A	5.250%	9/2/51	2,100,000	2,192,218
California Statewide CDA, Community Facilities District No 3, Special Tax Revenue, Series 2026	5.000%	9/1/56	885,000	885,996 (f)
California Statewide CDA, Special Tax Revenue:
Improvement Area Four, Series 2024	5.000%	9/1/55	2,400,000	2,426,609
Improvement Area Four, Series A	4.750%	9/2/40	1,300,000	1,371,424
Improvement Area Four, Series B	5.000%	9/2/40	700,000	754,548
Central Valley, CA, Energy Authority Revenue, Series 2026	5.000%	8/1/34	1,340,000	1,437,275
Ceres, CA, USD, GO, CAB, Series 2017, Refunding, BAM	0.000%	8/1/38	1,000,000	623,900
Cerritos, CA, Community College District, GO, Series B	5.000%	8/1/51	5,000,000	5,380,863
Chabot-Las Positas, CA, Community College District, GO, Series C	5.250%	8/1/48	7,000,000	7,576,287
Chino, CA, Community Facilities District, Special Tax Revenue:
Improvement Area Nine	5.250%	9/1/42	1,585,000	1,680,247
See Notes to Schedule of Investments.

Franklin California Municipal Income ETF 2026 Quarterly Report

 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Improvement Area Nine	5.375%	9/1/47	$1,615,000	$1,691,916
Improvement Area Nine	5.375%	9/1/52	2,000,000	2,071,651
Series 2025	5.000%	9/1/40	660,000	697,407
City of San Diego, CA, Tobacco Settlement Revenue Funding Corp. Revenue, Series C, Refunding	4.000%	6/1/32	155,000	156,478
Corona, CA, Community Facilities District, Special Tax Revenue:
Improvement Area Two, Series 2024	5.000%	9/1/44	725,000	757,261
Improvement Area Two, Series 2024	5.000%	9/1/49	1,600,000	1,633,191
Improvement Area Two, Series 2024	5.000%	9/1/54	1,600,000	1,622,235
County of San Bernardino, CA, Special Tax Revenue, Series 2014, Refunding	5.000%	9/1/33	2,500,000	2,504,777
County of San Francisco, CA, Infrastructure and Revitalization Financing District No 1, Tax Increment Revenue, Series A	5.000%	9/1/52	1,300,000	1,276,125 (b)
Dixon, CA, Special Tax Revenue:
Series 2020	4.000%	9/1/33	425,000	429,649
Series 2020	4.000%	9/1/36	175,000	175,570
Series 2020	4.000%	9/1/45	2,000,000	1,871,325
Dublin, CA, Special Tax Revenue, Improvement Area Five, Series 2023	5.375%	9/1/51	1,225,000	1,268,675
Eastern Municipal Water District, CA, Community Facilities District No 109, Special Tax Revenue, Series 2026	5.000%	9/1/46	1,310,000	1,359,558
Eastern Municipal Water District, CA, Special Tax Revenue:
Series 2025	5.000%	9/1/50	500,000	510,300
Series 2025	5.125%	9/1/55	500,000	512,908
El Rancho, CA, USD, GO, Series A, BAM	5.750%	8/1/48	1,500,000	1,677,009
Fillmore, CA, Special Tax Revenue, Series 2023	5.000%	9/1/43	1,095,000	1,138,702
Folsom Ranch Financing Authority, CA, Special Tax Revenue:
Series 2024	5.000%	9/1/49	1,200,000	1,229,804
Series 2024	5.000%	9/1/54	2,770,000	2,821,619
Fontana, CA, Special Tax Revenue:
Series 2020	4.000%	9/1/36	550,000	554,530
Series 2024	5.000%	9/1/44	1,000,000	1,043,100
Series 2024	5.000%	9/1/49	1,160,000	1,187,226
Series 2024	5.000%	9/1/54	1,500,000	1,526,935
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Revenue, Senior Asset-Backed Bonds, Series A-1, Refunding	5.000%	6/1/51	5,000,000	5,018,113
Hartnell, CA, Community College District, GO, CAB:
Series A, Refunding	0.000%	8/1/35	1,000,000	690,500
Series A, Refunding	0.000%	8/1/36	4,750,000	3,130,150
Series A, Refunding	0.000%	8/1/37	3,500,000	2,193,806
Hastings, CA, Campus State Housing Finance Authority Revenue, Green Bonds, Series A	5.000%	7/1/61	2,500,000	2,301,346 (b)
Hemet, CA, Community Facilities District No 6, Special Tax Revenue, Series 2026	5.000%	9/1/46	650,000	674,590
Hemet, CA, Special Tax Revenue:
Series 2025	5.000%	9/1/45	725,000	753,303
Series 2025	5.000%	9/1/50	1,090,000	1,119,576
Hesperia, CA, Special Tax Revenue, Series 2025	5.000%	9/1/50	750,000	762,903
See Notes to Schedule of Investments.

Franklin California Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Imperial, CA, Community College District, GO:
Series A, AG	5.000%	8/1/48	$1,500,000	$1,592,855
Series A, AG	5.250%	8/1/53	1,500,000	1,597,479
Imperial, CA, Irrigation District Electric System Revenue, Refunding	5.000%	11/1/50	3,000,000	3,211,688
Indio, CA, State Finance Authority Revenue, Lease Bonds, Series A, Refunding, BAM	5.250%	11/1/42	4,000,000	4,414,648
Irvine, CA, USD, Special Tax Revenue:
Series A	5.000%	9/1/42	395,000	398,113
Series A	5.000%	9/1/47	190,000	190,496
Series B	5.000%	9/1/42	995,000	1,002,842
Series C	5.000%	9/1/47	995,000	997,600
Laguna Beach, CA, Underground Utility Assessment District No 2021, Special Assessment Revenue:
Improvement Bonds	5.000%	9/2/46	225,000	232,488
Improvement Bonds	5.000%	9/2/51	375,000	381,573
Lake Elsinore, CA, Community Facilities District No 2015-4, Special Tax Revenue, Series 2026	5.000%	9/1/51	650,000	663,814
Liberty, CA, Union High School District, GO, Series B	3.000%	8/1/41	1,670,000	1,477,968
Lincoln, CA, Special Tax Revenue, Series 2025	5.000%	9/1/45	650,000	673,938
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.500%	11/15/28	5,000,000	5,271,680
Long Beach, CA, Community College District, GO:
CAB, Series B, Refunding	0.000%	8/1/33	625,000	500,890
CAB, Series B, Refunding	0.000%	8/1/34	1,500,000	1,155,614
Long Beach, CA, Marina System Revenue:
Series 2025, Refunding	5.000%	5/15/41	1,000,000	1,103,994
Series 2025, Refunding	5.000%	5/15/42	1,130,000	1,237,905
Series 2025, Refunding	5.000%	5/15/43	1,125,000	1,226,815
Series 2025, Refunding	5.000%	5/15/44	1,000,000	1,084,540
Series 2025, Refunding	5.000%	5/15/45	750,000	806,696
Long Beach, CA, USD, GO, Series D-1	3.000%	8/1/48	4,600,000	3,626,230
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series 2022	5.000%	7/1/46	7,000,000	7,285,053
Series 2022, Refunding	5.000%	7/1/52	5,715,000	5,873,096
Series 2025, Refunding	5.000%	7/1/50	2,000,000	2,086,860
Los Angeles, CA, Revenue, Jordan Downs Phase 1B Apartments, Series A, FNMA	3.600%	7/1/39	4,703,930	4,502,405
Menifee, CA, Community Facilities District No 1, Special Tax Revenue, Improvement Area One, Series A	5.000%	9/1/51	2,155,000	2,200,797
Menifee, CA, Special Tax Revenue, Series 2025	5.000%	9/1/46	625,000	654,386
Montebello, CA, USD, GO:
Series B, AG	5.000%	8/1/44	1,975,000	2,095,476
Series B, AG	5.000%	8/1/50	3,000,000	3,107,793
Moreno Valley, CA, Community Facilities District, Special Tax Revenue:
Series 2025	5.000%	9/1/40	890,000	933,951
Series 2025	5.000%	9/1/40	500,000	522,157
M-S-R Energy Authority, CA, Natural Gas Revenue, Series A	6.500%	11/1/39	6,000,000	7,426,125
See Notes to Schedule of Investments.

Franklin California Municipal Income ETF 2026 Quarterly Report

 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Murrieta, CA, USD, GO, CAB, AG	0.000%	9/1/31	$2,000,000	$1,722,951
Newport Beach, CA, Special Assessment Revenue:
Assessment District No 124, Limited Obligation Improvement Bonds, Series A	4.000%	9/2/31	250,000	258,342
Assessment District No 124, Limited Obligation Improvement Bonds, Series A	4.000%	9/2/32	250,000	258,605
Assessment District No 124, Limited Obligation Improvement Bonds, Series A	4.000%	9/2/33	200,000	205,983
Assessment District No 124, Limited Obligation Improvement Bonds, Series A	4.125%	9/2/38	575,000	585,566
Assessment District No 124, Limited Obligation Improvement Bonds, Series A	5.000%	9/2/43	650,000	682,896
Northern California Energy Authority, Commodity Supply Revenue, Refunding	5.000%	8/1/30	6,000,000	6,356,644 (c)(d)
Oakland, CA, Special Tax Revenue, Brooklyn Basin Facilities & Services	5.250%	9/1/50	800,000	826,841
Ontario, CA, Special Tax Revenue, Neuhouse Phase 2	5.000%	9/1/45	760,000	800,832
Orange County, CA, Community Facilities District, Special Tax Revenue, Rienda Phase 2b, Series A	5.500%	8/15/48	1,450,000	1,525,924
Poway, CA, USD, Community Facilities District No 15, Improvement Area D, BAM	5.250%	9/1/52	2,500,000	2,602,868
Rancho Cordova, CA, Special Tax Revenue:
Improvement Area Three, Series 2025	5.000%	9/1/40	280,000	293,053
Improvement Area Three, Series 2025	5.000%	9/1/45	585,000	604,768
Improvement Area Two, Series 2024	5.000%	9/1/44	1,545,000	1,613,749
Improvement Area Two, Series 2024	5.000%	9/1/49	1,960,000	2,010,021
Improvement Area Two, Series 2026	5.000%	9/1/51	675,000	685,826
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No 2023-1	4.500%	9/1/44	1,650,000	1,640,587
Riverside County, CA, Redevelopment Successor Agency, Tax Increment Revenue:
Convertible CAB, Series B, Refunding, BAM	5.000%	10/1/26	500,000	502,948
Convertible CAB, Series B, Refunding, BAM	5.000%	10/1/37	1,010,000	1,014,660
Convertible CAB, Series B, Refunding, BAM	5.000%	10/1/41	1,990,000	1,996,051
Riverside, CA, Special Tax Revenue:
Improvement Area One, Series 2024	5.000%	9/1/39	370,000	389,592
Improvement Area One, Series 2024	5.000%	9/1/44	690,000	718,787
Improvement Area One, Series 2024	5.000%	9/1/49	1,050,000	1,072,735
Improvement Area One, Series 2024	5.000%	9/1/54	1,265,000	1,286,137
Series 2025	5.000%	9/1/40	575,000	597,402
Romoland, CA, School District, Special Tax Revenue:
Improvement Area One, Series 2026	5.000%	9/1/51	535,000	549,085
Improvement Area Two, Series 2025	5.000%	9/1/55	700,000	712,678
Root Creek, CA, Water District Community Facilities District No 2016-1, Special Tax Revenue:
Improvement Area Three, Series 2025	5.000%	9/1/35	565,000	615,783
Improvement Area Three, Series 2025	5.000%	9/1/40	455,000	487,184
Improvement Area Three, Series 2025	5.125%	9/1/45	975,000	1,024,066
See Notes to Schedule of Investments.

Franklin California Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Improvement Area Three, Series 2025	5.250%	9/1/55	$1,000,000	$1,031,193
Roseville, CA, Special Tax Revenue:
Series 2019	5.000%	9/1/39	465,000	479,643
Series 2023	5.000%	9/1/43	735,000	767,095
Series 2023	5.000%	9/1/48	850,000	873,239
Series 2023	5.000%	9/1/53	1,000,000	1,018,015
Sacramento County, CA, Airport System Subordinate Revenue, Series D, AG	5.250%	7/1/55	3,120,000	3,290,884 (a)
Sacramento, CA, Special Tax Revenue, Improvement Area One, Series 2021	4.000%	9/1/46	600,000	557,379
San Diego County, CA, Housing Authority Revenue, Series E, FHLMC - Collateralized HUD Section 8	4.200%	6/1/40	7,395,000	7,431,664
San Diego, CA, Community Facilities District No 3, Special Tax Revenue, Liberty Station, Series 2013, Refunding	5.000%	9/1/36	965,000	966,032
San Diego, CA, Public Facilities Financing Authority Revenue, Series A, Refunding	5.000%	5/15/51	3,500,000	3,779,748
San Francisco City & County, CA, Redevelopment Agency Successor Agency, Special Tax Revenue, Mission Bay South Public Improvements, Series 2023, Refunding, AG	5.250%	8/1/39	1,000,000	1,132,845
San Francisco City & County, CA, Special Tax Revenue:
Mission Bay South Public Improvements, Series 2023, Refunding, AG	5.250%	8/1/40	1,100,000	1,241,197
Mission Bay South Public Improvements, Series 2023, Refunding, AG	5.250%	8/1/41	1,250,000	1,404,919
Mission Bay South Public Improvements, Series 2023, Refunding, AG	5.250%	8/1/42	1,000,000	1,119,618
Mission Bay South Public Improvements, Series 2023, Refunding, AG	5.250%	8/1/43	1,000,000	1,115,982
San Francisco, CA, Bay Area Rapid Transit District, Series A	3.000%	7/1/44	3,000,000	2,581,401
San Francisco, CA, Bay Area Rapid Transit District, GO:
Green Bonds, Series B-1	3.000%	8/1/49	6,365,000	4,979,382
Green Bonds, Series F-1	3.000%	8/1/38	4,280,000	4,037,877
San Francisco, CA, City & County Airport Commission of International Airport Revenue:
Series A, Refunding	5.250%	5/1/49	1,000,000	1,055,044 (a)
Series D, Refunding	5.250%	5/1/55	5,000,000	5,254,506 (a)
San Francisco, CA, City & County Public Utilities Commission Revenue, Series A, Refunding	5.000%	11/1/53	7,000,000	7,371,864
San Jacinto, CA, USD, Community Facilities District No 2, Special Tax Revenue, Improvement Area One, Series 2026	5.000%	9/1/51	640,000	654,079
San Luis Obispo County, CA, Financing Authority Revenue, Series A, Refunding	5.500%	11/15/47	1,885,000	2,061,271
Santa Barbara County, CA, Lompoc Valley Medical Center Revenue, Series 2026	5.000%	2/1/41	370,000	381,664
South Tahoe, CA, Joint Powers Financing Authority, Lease Revenue:
Series A	5.250%	10/1/48	3,500,000	3,784,740
Series A	5.250%	10/1/53	4,000,000	4,277,978
Sweetwater Union High School District, CA, School Facilities Improvement, GO, Series A	5.000%	8/1/52	6,500,000	6,805,590
Temecula, CA, Public Financing Authority, Special Tax Revenue, Series 2025	5.000%	9/1/40	250,000	262,425
See Notes to Schedule of Investments.

Franklin California Municipal Income ETF 2026 Quarterly Report

 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Temescal, CA, Special Tax Revenue:
Improvement Area Three, Series 2024	5.000%	9/1/44	$600,000	$630,489
Improvement Area Three, Series 2024	4.000%	9/1/49	1,415,000	1,287,130
Improvement Area Three, Series 2024	5.000%	9/1/54	1,185,000	1,207,887
Temescal, CA, Valley Water District, Special Tax Revenue, Improvement Area Three, Series 2024	5.000%	9/1/39	615,000	663,039
Vernon, CA, Electric System Revenue, Series A, Refunding	5.000%	8/1/35	1,440,000	1,523,164
West Patterson, CA, Financing Authority, Special Tax Revenue, Series 2026	5.000%	9/1/51	2,270,000	2,302,212
Total California				565,134,392
New Hampshire — 1.4%

National Finance Authority, NH, Series A-California	3.923%	7/20/39	8,880,364	8,665,725 (d)
Puerto Rico — 0.4%

Puerto Rico Commonwealth, GO, Restructured, Series A-1	4.000%	7/1/37	2,750,000	2,761,603
Washington — 0.8%
Grays Harbor County, WA, Public Hospital District No 1 Revenue, Summit Pacific Medical Center, Series 2023, Refunding	6.750%	12/1/44	4,300,000	4,804,766

Total Municipal Bonds (Cost — $580,093,667)				581,366,486
Municipal Bonds Deposited in Tender Option Bond Trusts(g) — 5.0%
California — 5.0%
California State Public Works Board, Lease Revenue, Various Capital Projects, Series B	5.000%	11/1/39	10,915,000	12,151,855
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series G	5.000%	5/15/47	9,000,000	9,285,281
Los Angeles International Airport, Subordinated, Series A, Refunding	5.000%	5/15/44	10,000,000	10,180,040

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $30,921,410)				31,617,176
Collateralized Mortgage Obligations(h) — 2.4%
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2024-ML25 ACA	3.541%	11/25/38	4,904,157	4,655,662 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily VRD Certificates, M054 A	2.350%	12/15/35	895,000	746,124
Freddie Mac Multifamily Certificates Revenue, Series A	3.350%	11/25/33	9,800,663	9,496,356

Total Collateralized Mortgage Obligations (Cost — $14,755,499)				14,898,142
Total Investments before Short-Term Investments (Cost — $625,770,576)				627,881,804
			Shares
Short-Term Investments — 1.1%
Putnam Government Money Market Fund, Class P Shares (Cost — $6,708,127)	3.420%		6,708,127	6,708,127 (i)(j)
Total Investments — 102.0% (Cost — $632,478,703)				634,589,931
TOB Floating Rate Notes — (3.3)%				(20,480,000)
Other Assets in Excess of Other Liabilities — 1.3%				7,761,970
Total Net Assets — 100.0%				$621,871,901

See Notes to Schedule of Investments.

Franklin California Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin California Municipal Income ETF
(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Maturity date shown represents the mandatory tender date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	Securities traded on a when-issued or delayed delivery basis.
(g)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(h)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)	Rate shown is one-day yield as of the end of the reporting period.
(j)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $6,708,127 and the cost was $6,708,127 (Note 2).

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
CMI	—	California Mortgage Insurance Program — Insured Bonds
COP	—	Certificates of Participation
EFA	—	Educational Facilities Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
HFA	—	Housing Finance Agency
HUD	—	Housing & Urban Development
MFA	—	Municipal Finance Authority
PCFA	—	Pollution Control Financing Authority
USD	—	Unified School District
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	169	9/26	$19,282,515	$19,630,406	$(347,891)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin California Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin California Municipal Income ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

Franklin California Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$581,366,486	—	$581,366,486
Municipal Bonds Deposited in Tender Option Bond Trusts	—	31,617,176	—	31,617,176
Collateralized Mortgage Obligations	—	14,898,142	—	14,898,142
Total Long-Term Investments	—	627,881,804	—	627,881,804
Short-Term Investments†	$6,708,127	—	—	6,708,127
Total Investments	$6,708,127	$627,881,804	—	$634,589,931
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$347,891	—	—	$347,891

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2026. The following transactions were effected in such company for the period ended June 30, 2026.

	Affiliate Value at September 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Putnam Government Money Market Fund, Class P Shares	—	$114,104,576	114,104,576	$107,396,449	107,396,449
Putnam Short Term Investment Fund, Class P Shares	$3,843,562	21,897,414	21,897,414	25,740,976	25,740,976
Total	$3,843,562	$136,001,990		$133,137,425

Franklin California Municipal Income ETF 2026 Quarterly Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Money Market Funds:
Putnam Government Money Market Fund, Class P Shares	—	$185,287	—	$6,708,127
Putnam Short Term Investment Fund, Class P Shares	—	17,659	—	—
	—	$202,946	—	$6,708,127

Franklin California Municipal Income ETF 2026 Quarterly Report